Group Information - Additional Information (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Par value per share	€ 2.58	€ 3.05	€ 5.32
Insurance Premium Used For Settlement Of Damages		€ 996,000	€ 1,580,000
Class A Common Share [Member] | Enric Asuncin Escorsa [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	387,597	65,574	921,053
Class A Common Share [Member] | Orilla Asset Management, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	7,751,938	327,869	3,759,399
Class A Common Share [Member] | AM Gesti, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	1,937,985		751,880
Class A Common Share [Member] | S.L Inversiones Finanncieras Perseo S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		98,361	375,940
Class A Common Share [Member] | Anangu Grup, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	387,597
Class A Common Share [Member] | Consilium S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	6,429,330
Class A Common Share [Member] | Black Label Equity I SCR S.A [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	1,937,985
Infisol Shares [Member] | AM Gesti, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period			3,000
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Loans And Advances To Senior Management		€ 0	€ 0
Members of Senior Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel Post employment benefit expense		0	0	€ 0
Key management personnel pension or life insurance obligations		€ 0	€ 0